Equipment Installment Plan Receivables, Unamortized Imputed Discount and Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance of EIP receivables, net	$ 28,467	$ 7,832
Additions	86,167	67,408
Billings and payments	(33,595)	(20,397)
Sales of EIP receivables	(47,672)	(21,955)
Foreign currency translation	110	(2,381)
Change in allowance for doubtful accounts and imputed interest	(493)	(2,040)
Total EIP receivables, net	$ 32,984	$ 28,467